Concessions payable - Summary of leases and grants related to concession payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases and grants under IFRS 16
Leases	R$ 1,458,392	R$ 1,345,348
Grants	1,205,004	983,576
Leases and grants related to concession payable	2,663,396	2,328,924
Current leases and grants related to concession payable	274,774	232,212
Non-current leases and grants related to concession payable	2,388,622	2,096,712
Rumo Malha Sul S.A. [member]
Leases and grants under IFRS 16
Leases	623,155	600,745
Rumo Malha Paulista S.A. [member]
Leases and grants under IFRS 16
Leases	508,169	475,647
Grants	590,594	492,222
Rumo Malha Oeste S.A. [member]
Leases and grants under IFRS 16
Leases	216,101	179,568
Elevacoes Portuarias [member]
Leases and grants under IFRS 16
Leases	97,046	76,925
Portofer [member]
Leases and grants under IFRS 16
Leases	13,921	12,463
Rumo Malha Central S.A. [member]
Leases and grants under IFRS 16
Grants	R$ 614,410	R$ 491,354